--------------------------------------------------------------------------------

THE STRONG
INSTITUTIONAL MONEY FUND

SEMI-ANNUAL REPORT o AUGUST 31, 1997




              [PHOTO OF ROUNDTABLE FINANCIAL PLANNING DISCUSSION]



                                 [STRONG LOGO]
                                  STRONG FUNDS

--------------------------------------------------------------------------------

THE STRONG
INSTITUTIONAL MONEY FUND

SEMI-ANNUAL REPORT o AUGUST 31, 1997


                                TABLE OF CONTENTS


INVESTMENT REVIEW
     The Strong Institutional Money Fund ..................................2


FINANCIAL INFORMATION

     Schedule of Investments in Securities ................................4

     Statement of Assets and Liabilities ..................................6

     Statement of Operations ..............................................7

     Statement of Changes in Net Assets ...................................7

     Notes to Financial Statements ........................................8


FINANCIAL HIGHLIGHTS ......................................................8

THE STRONG INSTITUTIONAL MONEY FUND


THE RELATIVE STABILITY OF SHORT-TERM INTEREST RATES CAN BE ATTRIBUTED TO A CONSISTENTLY BENIGN ECONOMIC ENVIRONMENT.

The Strong Institutional Money Fund seeks current income, a stable share price, and daily liquidity. The Fund invests in corporate, bank, and government instruments that present minimal credit risk.(1)

================================
      YIELD SUMMARY(2)
       As of 8-29-97
================================

7-DAY CURRENT YIELD        5.51%
7-DAY EFFECTIVE YIELD      5.66%
AVERAGE MATURITY         34 DAYS
================================

The Strong Institutional Money Fund continued to perform well over the past six months. Through August 31, 1997, Lipper Analytical Services, Inc. ranked the Fund in the top 4% of institutional money funds for the 1-year and since-inception periods, and in the top 20% of the category for the 6-month period, out of 169, 156, and 176 institutional money market funds, respectively, based on total returns.(2)

At the beginning of the Fund's fiscal year in March, money market yields rose in anticipation of an interest-rate hike from the Federal Reserve. The Fed obliged in late March by raising its target rate for Federal Funds by 25 basis points to 5.50%. Following the Fed's move, short-term rates stabilized. Commercial paper yields ended the six-month period higher, exactly reflecting the amount of the Fed's rate hike.

The relative stability of short-term interest rates can be attributed to a consistently benign economic environment. While Gross Domestic Product growth has remained firm, no signs of a significant risk of higher inflation have emerged. The absence of inflationary pressure, in turn, has kept the Federal Reserve on the sidelines since the rate increase in March. With no realistic threat of a change in monetary policy, money market rates have had little reason to vary.

The very low degree of volatility in short-term rates has kept us from using duration management to add value to the Fund for most of 1997. Because our analysis has indicated that the Federal Reserve has had no reason to either raise or lower its rate targets, we have maintained a neutral average maturity. Similarly, the shape of the money market yield curve has remained fairly stable, particularly over the past three months, preventing us from making strategic plays to benefit from any shifts in it.

Therefore, our primary means of adding value over the past six months has been through security selection. Certain issues of asset-backed commercial paper in particular have offered us the opportunity to pick up a few extra basis points of yield.


OUTLOOK

We don't see too many clouds on the horizon at present. The most likely scenario we envision is that the U.S. economy will continue to generate decent growth with little inflationary pressure.

Even with both labor and industrial production running near capacity, the tendency for consumer and producer prices to move upward has yet to appear in this economic cycle. With inflation tame, employment high, and growth satisfactory, the Federal Reserve is likely to leave monetary policy on hold for the next quarter or two. Consequently, short-term interest rates should continue to be fairly stable. Thus we intend to keep our portfolio approach unchanged.

[PHOTO OF JAY N. MUELLER]

As always, we thank you for your confidence. We remain committed to meeting your investment needs in the future.

Sincerely,

/s/Jay N. Mueller

Jay N. Mueller
Portfolio Manager



1 Investments in the Fund are neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain its stable net asset value of $1.00 per share.

2 Yields are annualized for the 7-day period ended 8-29-97. Effective yields reflect the compounding of income. Yields and rankings are historical and do not represent future results. Yields will fluctuate. Currently, the Fund's Advisor has voluntarily agreed to maintain the Fund's Total Operating Expenses at no more than 0.21%, resulting in a waiver of 0.20% in management fees. Without this waiver, the Fund's current yield would have been 5.31%, and its effective yield would have been 5.45%.

SCHEDULE OF INVESTMENTS IN SECURITIES                                                           August 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------


                                                                               PRINCIPAL     YIELD TO     MATURITY     AMORTIZED
                                                                                AMOUNT       MATURITY     DATE (b)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT 7.0%
Deutsche Bank AG New York, 6.18%                                              $4,000,000       6.20%      4/03/98  $ 3,999,554
Huntington National Bank, 6.25%                                                5,000,000       6.28       4/24/98    4,999,084
National Bank of Canada, 5.87%                                                 5,000,000       5.87       9/29/97    5,000,000
Societe Generale:
  6.08%                                                                        2,000,000       6.11       3/27/98    1,999,677
  6.34%                                                                        3,000,000       6.38       4/16/98    2,999,292
                                                                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                       18,997,607

COMMERCIAL PAPER 82.0%
AESOP Funding Corporation (Acquired 7/24/97; Cost $3,476,923) (a)              3,500,000       5.52       9/05/97    3,498,390
Alamo Funding L.P. (Acquired 7/30/97; Cost $396,670) (a)                         400,000       5.55       9/22/97      398,767
AlliedSignal, Inc.                                                             2,000,000       5.54       9/24/97    1,993,229
AlliedSignal, Inc. (Acquired 8/22/97; Cost $1,822,744) (a)                     1,830,000       5.49       9/17/97    1,825,814
Alpine Securitization Corporation (Acquired 8/12/97; Cost $2,987,073) (a)      3,000,000       5.54       9/09/97    2,996,768
American Home Products Corporation (Acquired 8/29/97; Cost $2,998,140) (a)     3,000,000       5.58       9/02/97    3,000,000
Anaheim, California Electric System                                            3,500,000       5.60       9/02/97    3,500,000
Aon Corporation                                                                3,500,000       5.57       9/05/97    3,498,375
Aristar, Inc.                                                                  2,500,000       5.59       9/04/97    2,499,224
Astro Capital Corporation (Acquired 8/15/97; Cost $3,471,588) (a)              3,500,000       5.62      10/06/97    3,481,423
Avon Capital Corporation (Acquired 6/25/97; Cost $3,946,828) (a)               4,000,000       5.63       9/18/97    3,989,991
B.A.T. Capital Corporation                                                     1,800,000       5.56       9/18/97    1,795,552
Banner Receivables Corporation:
  (Acquired 8/01/97; Cost $1,490,717) (a)                                      1,500,000       5.57       9/10/97    1,498,143
  (Acquired 8/14/97; Cost $1,990,978) (a)                                      2,000,000       5.60       9/12/97    1,996,889
Barnett Banks, Inc.                                                            3,500,000       5.51       9/19/97    3,490,893
Barton Capital Corporation (Acquired 8/29/97; Cost $2,581,562) (a)             2,600,000       5.55      10/14/97    2,583,165
Brazos River Authority, Texas Pollution Control Revenue                        3,000,000       5.54       9/12/97    3,000,000
Budget Funding Corporation                                                     3,000,000       5.55      10/01/97    2,986,587
CSC Enterprises                                                                1,500,000       5.55      10/09/97    1,491,444
Calcot, Ltd.                                                                   3,000,000       5.60       9/24/97    2,989,733
Cigna Corporation                                                              2,000,000       5.58       9/23/97    1,993,490
                                                                               1,000,000       5.60       9/25/97      996,422
Cooper Industries, Inc.                                                        3,200,000       5.63       9/02/97    3,200,000
Countrywide Home Loans                                                         1,500,000       5.57       9/08/97    1,498,607
Delaware Funding Corporation (Acquired 8/19/97; Cost $1,787,155) (a)           1,791,000       5.52       9/02/97    1,791,000
Walt Disney Company                                                            4,000,000       5.57       9/02/97    4,000,000
Duke Capital Corporation (Acquired 8/29/97; Cost $3,497,811) (a)               3,500,000       5.63       9/02/97    3,500,000
Equitable of Iowa Companies                                                    3,300,000       5.56      10/02/97    3,284,710
Eureka Securitization, Inc. (Acquired 8/20/97; Cost $3,473,703) (a)            3,500,000       5.52      10/08/97    3,480,680
FP Funding Corporation (Acquired 8/05/97; Cost $2,985,147) (a)                 3,000,000       5.57       9/08/97    2,997,215
Finova Capital Corporation                                                     3,500,000       5.54       9/11/97    3,495,153
Franklin Resources, Inc.:
  (Acquired 8/11/97; Cost $1,494,480) (a)                                      1,500,000       5.52       9/04/97    1,499,540
  (Acquired 8/06/97; Cost $1,486,635) (a)                                      1,500,000       5.53      10/03/97    1,492,857
Frigate Funding Corporation (Acquired 8/04/97; Cost $3,477,338) (a)            3,500,000       5.55       9/15/97    3,492,985
Frontier Corporation (Acquired 8/22/97; Cost $3,492,985) (a)                   3,500,000       5.55       9/04/97    3,498,921
Fundex Corporation                                                             3,544,000       5.58       9/10/97    3,539,605
GTE Corporation                                                                3,000,000       5.54       9/26/97    2,988,920
General Electric Capital Corporation                                           3,000,000       5.53       1/14/98    2,938,248
Goldman Sachs Group LP                                                         3,000,000       5.53       9/09/97    2,996,774
Gotham Funding Corporation (Acquired 8/07/97; Cost $1,990,098) (a)             2,000,000       5.57       9/08/97    1,998,143
Green Tree Financial Corporation                                               3,000,000       5.69       9/03/97    2,999,526
Harris County, Texas Industrial Development Corporation
  Solid Waste Disposal Revenue (Acquired 8/18/97; Cost $3,000,000) (a)         3,000,000       5.58       9/08/97    3,000,000
Heller Financial, Inc.                                                         3,000,000       5.65       9/17/97    2,992,938
Household International, Inc. (Acquired 7/23/97; Cost $2,980,680) (a)          3,000,000       5.52       9/03/97    2,999,540
Industrial Funding Corporation                                                 1,500,000       5.60       9/02/97    1,500,000
International Securitization Corporation:
  (Acquired 8/07/97; Cost $896,136) (a)                                          900,000       5.52       9/04/97      899,724
  (Acquired 8/21/97; Cost $1,992,012) (a)                                      2,000,000       5.53       9/16/97    1,995,699
Johnson Controls, Inc.                                                            71,100       5.22    Upon Demand      71,100
Knight-Ridder, Inc.                                                            1,190,000       5.60       9/23/97    1,186,113
Korea Development Bank                                                         3,500,000       5.77       9/18/97    3,491,024
LaSalle National Bank                                                          1,000,000       5.52      10/08/97      994,480
Lexington Parker Capital Corporation (Acquired 8/13/97; Cost $2,987,050) (a)   3,000,000       5.55       9/10/97    2,996,300
MEPC Finance, Inc. (Acquired 8/01/97; Cost $2,483,725) (a)                     2,500,000       5.58       9/12/97    2,496,125

                                            See notes to financial statements.

4


                                                                               PRINCIPAL     YIELD TO     MATURITY     AMORTIZED
                                                                                AMOUNT       MATURITY     DATE (b)   COST (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc. (Acquired 7/03/97; Cost $2,971,228) (a)       $3,000,000       5.66%      9/02/97 $  3,000,000
Matson Navigation Company, Inc.                                                3,000,000       5.50      10/07/97    2,983,958
Merrill Lynch & Company, Inc.                                                    350,000       5.52       9/10/97      349,571
                                                                               1,630,000       5.52       9/11/97    1,627,751
Monsanto Company                                                               3,500,000       5.50      11/07/97    3,464,708
Newell Company (Acquired 8/29/97; Cost $3,482,194) (a)                         3,500,000       5.55      10/01/97    3,484,352
Oakland-Alameda County, California Coliseum Authority                          3,500,000       5.56      10/02/97    3,500,000
Old Line Funding Corporation:
  (Acquired 8/18/97; Cost $995,691) (a)                                        1,000,000       5.54       9/15/97      997,999
  (Acquired 8/11/97; Cost $995,529) (a)                                        1,000,000       5.55       9/09/97      998,921
  (Acquired 8/14/97; Cost $995,067) (a)                                        1,000,000       5.55       9/15/97      997,996
PG&E Corporation (Acquired 8/21/97; Cost $2,282,430) (a)                       2,300,000       5.50      10/10/97    2,286,647
Philip Morris Capital Corporation                                              3,500,000       5.53       9/02/97    3,500,000
SRD Finance, Inc.                                                              3,000,000       5.60      10/02/97    2,986,000
SAFECO Credit Company, Inc.                                                    3,500,000       5.57       9/10/97    3,495,668
Salomon, Inc.                                                                  3,500,000       5.61       9/02/97    3,500,000
Sanwa Business Credit Corporation                                              3,000,000       5.60       9/11/97    2,995,800
Seiko Corporation of America                                                   1,000,000       5.63      10/09/97      994,214
Sigma Finance, Inc. (Acquired 8/29/97; Cost $1,981,808) (a)                    2,000,000       5.55      10/27/97    1,983,042
Smith Barney Holdings, Inc.                                                    3,000,000       5.52      10/03/97    2,985,740
Sony Capital Corporation (Acquired 8/22/97; Cost $3,407,696) (a)               3,415,000       5.50       9/05/97    3,413,435
Southern California Gas Company (Acquired 8/22/97; Cost $1,665,152) (a)        1,670,000       5.50       9/10/97    1,667,959
Strait Capital Corporation                                                     1,000,000       5.60      10/15/97      993,311
                                                                               2,474,000       5.60      10/31/97    2,451,294
Strategic Asset Funding Corporation (Acquired 8/08/97; Cost $3,207,014) (a)    3,223,000       5.58       9/09/97    3,219,503
Tambrands, Inc.                                                                2,000,000       5.80      10/07/97    1,988,722
Torchmark Corporation                                                          3,300,000       5.55       9/05/97    3,298,474
Tribune Company (Acquired 8/25/97; Cost $2,346,015) (a)                        2,350,000       5.55       9/05/97    2,348,913
Tri-Lateral Capital, Inc. (Acquired 8/20/97; Cost $3,331,901) (a)              3,349,000       5.57       9/22/97    3,338,637
Triple-A One Funding Corporation (Acquired 8/21/97; Cost $1,999,160) (a)       2,009,000       5.51       9/22/97    2,002,850
UNIfunding, Inc.                                                               4,400,000       5.70      11/12/97    4,350,537
Variable Funding Capital Corporation:
  (Acquired 8/06/97; Cost $1,463,677) (a)                                      1,470,000       5.53       9/03/97    1,469,774
  (Acquired 7/17/97; Cost $1,333,803) (a)                                      1,345,000       5.55       9/09/97    1,343,549
Wisconsin Electric Power Company                                                 202,700       5.24    Upon Demand     202,700
Wood Street Funding Corporation (Acquired 8/19/97; Cost $1,992,627) (a)        2,000,000       5.53       9/12/97    1,996,928
Working Capital Management Company, Limited Partnership
  (Acquired 8/18/97; Cost $3,479,422) (a)                                      3,500,000       5.57       9/25/97    3,487,545
Xerox Corporation                                                              3,500,000       5.48       9/22/97    3,489,344
                                                                                                                  ------------
TOTAL COMMERCIAL PAPER                                                                                             222,016,068

CORPORATE OBLIGATIONS 1.9%
General Motors Acceptance Corporation Medium Term Notes, Tranche #598, 7.50%   3,000,000       5.85      11/04/97    3,008,521
Johnson Controls, Inc. Medium Term Notes, Tranche #8, 7.18%                    2,000,000       6.04      10/03/97    2,001,972
                                                                                                                  ------------
TOTAL CORPORATE OBLIGATIONS                                                                                          5,010,493

TAXABLE VARIABLE RATE PUT BONDS 7.7%
Alabama State Industrial Development Authority Industrial Development Revenue  1,800,000       5.70       9/04/97    1,800,000
Bel Aire, LLC                                                                  2,160,000       5.70       9/04/97    2,160,000
Berks County, Pennsylvania Industrial Development Authority Industrial
  Development Revenue                                                          2,460,000       5.75       9/03/97    2,460,000
Gardena, California First-Time Homebuyer Refunding Program                     1,285,000       5.85       9/03/97    1,285,000
Maine Regional Waste System, Inc. Solid Waste Resource Recovery Revenue         280,000        5.65       9/03/97      280,000
Nufunding, Inc. Adjustable Rate Taxable Health Care Revenue                    5,000,000       5.73       9/03/97    5,000,000
Tifton Mall, Inc.                                                              1,950,000       5.70       9/04/97    1,950,000
Virginia Housing Development Authority Multi-Family Housing Revenue            2,900,000       5.73       9/02/97    2,900,000
WLB, LLC                                                                       2,000,000       5.70       9/04/97    2,000,000
West Hollywood, California Certificates of Participation - Capital Projects    1,175,000       5.80       9/04/97    1,175,000
                                                                                                                  ------------
TOTAL TAXABLE VARIABLE RATE PUT BONDS                                                                               21,010,000

UNITED STATES GOVERNMENT & AGENCY ISSUES 1.5%
Federal Home Loan Banks Consolidated Bonds, 5.78%                              4,000,000       5.78       1/28/98    4,000,000
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES 100.1%                                                                             271,034,168
Other Assets and Liabilities, Net (0.1%)                                                                              (335,331)
                                                                                                                  ------------
NET ASSETS 100.0%                                                                                                 $270,698,837
                                                                                                                  ============

                                                                                                                             5
                                            See notes to financial statements.

SCHEDULE OF INVESTMENTS IN SECURITIES (continued)    August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                 PERCENTAGE OF
INDUSTRY DIVERSIFICATION                           NET ASSETS
--------------------------------------------------------------------------------
Non-Agency Asset-Backed ............................  22.5%
Bank - Super Regional ..............................   6.5
Brokerage & Investment Management ..................   5.3
Bank - Regional ....................................   5.1
Industrial Development Revenue .....................   4.7
Personal & Commercial Lending ......................   4.6
Finance - Miscellaneous ............................   4.4
Insurance - Diversified ............................   2.4
Insurance - Life ...................................   2.4
Pollution Control Revenue ..........................   2.3
Cosmetic & Personal Care ...........................   2.2
Diversified Operations .............................   2.2
Electric Power .....................................   2.2
Real Estate ........................................   2.0
Tobacco ............................................   2.0
General Obligation .................................   1.7
Healthcare - Patient Care ..........................   1.7
Mortgage & Related Service .........................   1.7
FHLMC ..............................................   1.5
Leisure Product ....................................   1.5
Chemical ...........................................   1.3
Household Appliances & Furnishings .................   1.3
Insurance - Property & Casualty ....................   1.3
Media - Publishing .................................   1.3
Office Automation ..................................   1.3
Single Family Mortgage Revenue .....................   1.3
Telecommunication Service ..........................   1.3
Machinery - Miscellaneous ..........................   1.2
Agricultural Operations ............................   1.1
Automobile .........................................   1.1
Electrical Equipment ...............................   1.1
Healthcare - Drug/Diversified ......................   1.1
Metals & Mining ....................................   1.1
Shipping ...........................................   1.1
Telephone ..........................................   1.1
Savings & Loan .....................................   0.9
Other Revenue ......................................   0.7
Computer Service ...................................   0.6
Gas Utility ........................................   0.6
Consumer - Miscellaneous ...........................   0.4
Other Assets and Liabilities, Net ..................  (0.1)
                                                     -----
Total                                                100.0%
                                                     =====


LEGEND
------
(a) Restricted security.
(b) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.

    Percentages are stated as a percent of net assets.



STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
August 31, 1997 (Unaudited)

ASSETS:
   Investments in Securities, at Amortized Cost             $271,034,168
   Interest Receivable                                           923,603
   Other Assets                                                  115,571
                                                            ------------
   Total Assets                                              272,073,342

LIABILITIES:
   Dividends Payable                                           1,252,636
   Accrued Operating Expenses and Other Liabilities              121,869
                                                            ------------
   Total Liabilities                                           1,374,505
                                                            ------------
NET ASSETS                                                  $270,698,837
                                                            ============
NET ASSETS CONSIST OF:
   Capital Stock (par value and paid-in capital)            $270,698,837
                                                            ============

Capital Shares Outstanding (Unlimited Number Authorized)     270,698,837

NET ASSET VALUE PER SHARE                                          $1.00
                                                                   =====

                       See notes to financial statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended August 31, 1997 (Unaudited)


INTEREST INCOME                                                $8,762,798
EXPENSES:
   Investment Advisory Fees                                       538,436
   Custodian Fees                                                  15,765
   Shareholder Servicing Costs                                     49,110
   Federal and State Registration Fees                             32,100
   Other                                                           20,728
                                                               ----------
   Total Expenses before Waivers and Absorptions by Advisor       656,139
   Voluntary Expense Waivers and Absorptions by Advisor          (332,249)
                                                               ----------
   Expenses, Net                                                  323,890
                                                               ----------
NET INVESTMENT INCOME                                          $8,438,908
                                                               ==========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------


                                                                            SIX MONTHS ENDED          YEAR ENDED
                                                                             AUGUST 31, 1997         FEB. 28, 1997
                                                                             ---------------        --------------
                                                                               (UNAUDITED)
OPERATIONS:
   Net Investment Income                                                      $  8,438,908           $   10,026,949
   Net Realized Loss                                                                    --               (2,448,005)
                                                                              ------------           --------------
   Increase in Net Assets Resulting from Operations                              8,438,908                7,578,944

DISTRIBUTIONS:
   From Net Investment Income                                                   (8,438,908)             (10,026,949)

CAPITAL SHARE TRANSACTIONS:
    Proceeds from Shares Sold                                                  575,911,877            1,126,703,545
    Proceeds from Reinvestment of Dividends                                      4,966,079                6,979,994
    Payment for Shares Redeemed                                               (590,014,593)            (981,308,685)
                                                                              ------------           --------------
    Increase (Decrease) in Net Assets from Capital Share Transactions           (9,136,637)             152,374,854
                                                                              ------------           --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (9,136,637)             149,926,849

CAPITAL CONTRIBUTION (NOTE 4)                                                           --                2,448,005

NET ASSETS:
   Beginning of Period                                                         279,835,474              127,460,620
                                                                              ------------           --------------
   End of Period                                                              $270,698,837           $  279,835,474
                                                                              ============           ==============

TRANSACTIONS IN SHARES OF THE FUND:
   Sold                                                                        575,911,877            1,126,703,545
   Issued in Reinvestment of Distributions                                       4,966,079                6,979,994
   Redeemed                                                                   (590,014,593)            (981,308,685)
                                                                              ------------           --------------
   Increase (Decrease) in Shares of the Fund                                    (9,136,637)             152,374,854
                                                                              ============           ==============

                                            See notes to financial statements.

                                                                                                                  7

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
August 31, 1997 (Unaudited)

1.  ORGANIZATION
    The Strong Institutional Money Fund commenced operations on September 21, 1995, and is a diversified series of Strong Institutional Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- Investments are valued using the amortized cost method, which approximates fair value. Amortized cost for Federal income tax and financial reporting purposes is the same.

          The Fund owns certain investment securities which are restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities at August 31, 1997 were $101,118,592 and $101,446,129, respectively, representing 37.5% of the net assets of the Fund. Of these securities, which are restricted as to resale, all are Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and also have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Accordingly, no federal income or excise tax provision is required.

     (C) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (D) Other -- Investment security transactions are recorded on the trade date. Dividend distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

3.  RELATED PARTY TRANSACTIONS
    Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Fund. The investment advisory fee, which is established by terms of the Advisory Agreement, is based on an annualized rate of .35% of the average daily net assets of the Fund. Advisory fees are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

    The amount payable to the Advisor at August 31, 1997 and unaffiliated directors' fees for the period then ended were $96,040 and $2,373, respectively.

    Funds sponsored and managed by the Advisor may invest cash reserves in money market funds also sponsored and managed by the Advisor, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, the Advisor remits to each Fund an amount equal to all fees otherwise due to them under their investment advisory agreement for the assets invested in such money market funds. Funds sponsored and managed by the Advisor own 33.8% of the Fund as of August 31, 1997.

4.  CAPITAL CONTRIBUTION
    On January 31, 1997, the Advisor purchased a security from the Fund for $2,448,005 in excess of the security's fair value. The Fund recorded a realized loss on the sale and a capital contribution of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution. For tax purposes, the capital contribution reduced the realized losses for the year ended February 28, 1997.


FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
                                                                SELECTED PER-SHARE DATA (a)
                    ---------------------------------------------------------------------------------------------------------
                                  INCOME FROM INVESTMENT OPERATIONS         LESS DISTRIBUTIONS
                                --------------------------------------   -------------------------
                    Net Asset               Net Realized      Total                                                 Net Asset
                     Value,        Net         Losses          From       From Net                      Capital       Value,
                    Beginning   Investment       on         Investment   Investment      Total       Contribution     End of
                     Period       Income     Investments    Operations     Income    Distributions     (Note 4)       Period

Aug. 31, 1997 (b)    $1.00        $0.03          --           $0.03       ($0.03)       ($0.03)           --          $1.00
Feb. 28, 1997         1.00         0.05        ($0.01)         0.04        (0.05)        (0.05)          $0.01         1.00
Feb. 29, 1996 (c)     1.00         0.03          --            0.03        (0.03)        (0.03)           --           1.00


FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                                   RATIOS AND SUPPLEMENTAL DATA
                    ------------------------------------------------------------
                              Net                 Ratio of Expenses Ratio of Net
                             Assets,     Ratio of   to Average Net   Investment
                             End of      Expenses   Assets Without     Income
                    Total  Period (In   to Average    Waivers and    to Average
                    Return  Millions)   Net Assets    Absorptions    Net Assets

Aug. 31, 1997 (b)   +2.8%     $271         0.2%*          0.4%*         5.5%*
Feb. 28, 1997       +5.5%(d)   280         0.2%           0.5%          5.4%
Feb. 29, 1996 (c)   +2.6%      127         0.2%*          0.4%*         5.6%*



 *   Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended August 31, 1997 (Unaudited). Total return is not annualized.
(c) For the period from September 21, 1995 (inception) to February 29, 1996. Total return is not annualized.
(d) Had the Advisor not made the capital contribution as described in the notes to the financial statements, the adjusted total return would have been 4.8% for the fiscal year ended February 28, 1997.

                                    DIRECTORS
                                Richard S. Strong
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                       Lawrence A. Totsky, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                               INVESTMENT ADVISOR
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                              Firstar Trust Company
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                                     AUDITOR
                            Coopers & Lybrand L.L.P.
              411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-733-2274. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.







                                 [STRONG LOGO]
                        STRONG FUNDS DISTRIBUTORS, INC.
                   P.O. Box 782 o Milwaukee, Wisconsin 53201             6028H97